GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
Shares
Dividend
Rate Value
aa
INVESTMENT COMPANY
(a)
– 70.7%
Goldman Sachs Financial Square Government
Fund - Institutional Shares
5.240% $ 285,045,919
(Cost $285,045,919)
TOTAL INVESTMENTS – 70.7%
(Cost $285,045,919)
$ 285,045,919
OTHER ASSETS IN EXCESS OF LIABILITIES
– 29.3%
118,118,551
NET ASSETS – 100.0%
$ 403,164,470
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
FUTURES CONTRACTS
— At September 30, 2023, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Brent Crude Oil 69 10/31/23 $ 6,363,870 $ 144,878
CAC 40 10 Euro Index 110 10/20/23 8,317,021 (81,526)
Cotton No. 2 137 12/06/23 5,969,775 (28,087)
E-Mini Dow 17 12/15/23 2,866,625 (95,481)
FTSE 100 Index 41 12/15/23 3,837,351 3,223
FTSE Taiwan Index Equity Index 91 10/30/23 5,187,000 67,125
FTSE/MIB Index 132 12/15/23 19,735,465 (144,077)
German Stock Index 47 12/15/23 19,287,477 (218,021)
IBEX 35 Index 241 10/20/23 24,052,875 (71,484)
KOSPI 200 Index 99 12/14/23 6,034,349 (147,552)
Lean Hogs 82 12/14/23 2,354,220 (135,064)
Live Cattle 54 12/29/23 4,059,720 (4,474)
LME Copper Base Metal 49 10/16/23 10,092,775 (140,301)
LME Lead Base Metal 102 10/16/23 5,573,025 161,648
LME Lead Base Metal 74 11/13/23 4,010,800 (95,003)
LME Nickel Base Metal 59 10/16/23 6,547,938 (707,480)
LME Primary Aluminium 124 10/16/23 7,250,900 519,193
LME Zinc Base Metal 68 11/13/23 4,503,725 268,416
LME Zinc Base Metal 128 10/16/23 8,466,400 636,006
Low Sulphur Gasoil 47 11/10/23 4,510,825 146,306
NASDAQ 100 E-Mini Index 12 12/15/23 3,567,960 (146,735)
Nikkei 225 Index 33 12/07/23 7,035,466 (225,177)
NY Harbor USLD 34 10/31/23 4,716,541 120,992
RBOB Gasoline 43 10/31/23 4,337,831 (370,319)
S&P 400 E-Mini MidCap Index 1 12/15/23 252,040 (8,482)
S&P 500 E-Mini Index 373 12/15/23 80,670,575 (3,226,235)
Soybean 29 11/14/23 1,848,750 (63,212)
Soybean Oil 26 12/14/23 871,260 (69,296)
SPI 200 Index 78 12/21/23 8,884,092 (231,644)
Sugar No. 11 122 02/29/24 3,618,227 (49,575)
TurkDEX ISE 30 2,193 10/31/23 7,261,411 190,177
U.S. Treasury 10 Year Note 243 12/19/23 26,251,594 (71,983)
U.S. Treasury Long Bond 123 12/19/23 14,006,625 (63,780)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
FUTURES CONTRACTS
(continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts: (continued)
WTI Crude Oil 54 10/20/23 $ 4,906,980 $ 201,271
Total
(3,935,753)
Short position contracts:
100 oz Gold (42) 12/27/23 (7,830,480) 287,690
Australian 10 year Bond (296) 12/15/23 (21,326,191) (27,215)
CBOE Volatality Index (596) 10/18/23 (10,591,635) (1,054,020)
Cocoa (137) 12/13/23 (4,689,510) 55,680
Coffee "C" (76) 12/18/23 (4,138,200) 367,292
EURO STOXX 50 Index (341) 12/15/23 (15,156,365) 148,145
Euro-BTP (123) 12/07/23 (14,249,984) 94,665
Euro-OAT (131) 12/07/23 (17,020,245) 342,845
FTSE China A50 Index (930) 10/30/23 (11,716,140) (113,586)
FTSE/JSE Top 40 Index (239) 12/21/23 (8,514,188) 241,017
Hang Seng Index (20) 10/30/23 (2,284,397) (22,523)
Hard Red Winter Wheat (24) 12/14/23 (794,400) 59,799
HSCEI (198) 10/30/23 (7,814,109) (80,364)
LME Copper Base Metal (49) 10/16/23 (10,092,775) (27,751)
LME Copper Base Metal (16) 11/13/23 (3,303,600) (8,799)
LME Lead Base Metal (102) 10/16/23 (5,573,025) (20,339)
LME Nickel Base Metal (59) 10/16/23 (6,547,938) 769,282
LME Nickel Base Metal (43) 11/13/23 (4,793,898) 356,124
LME Primary Aluminium (124) 10/16/23 (7,250,900) (520,882)
LME Primary Aluminium (135) 11/13/23 (7,919,438) (547,791)
LME Zinc Base Metal (128) 10/16/23 (8,466,400) (792,007)
LME Zinc Base Metal (88) 11/13/23 (5,828,350) (483,721)
Milling Wheat (73) 12/11/23 (908,786) 35,435
Mini VSTOXX®Index (1,395) 10/18/23 (2,610,510) (20,258)
MSCI EAFE E-Mini Index (501) 12/15/23 (23,935,275) 587,318
MSCI EAFE E-Mini Index (202) 12/15/23 (20,619,150) 641,946
Natural Gas (154) 10/27/23 (4,526,060) 45,235
OMXS30 Index (141) 10/20/23 (2,787,594) (34,392)
Palladium (9) 12/27/23 (1,128,600) (6,505)
Platinum (32) 01/29/24 (1,462,720) (11,403)
Russell 2000 E-Mini Index (360) 12/15/23 (32,374,800) 1,016,368
S&P 500 E-Mini Index (107) 12/15/23 (23,141,425) 828,366
S&P/TSX 60 Index (66) 12/14/23 (11,431,739) 2,289
SET50 Index (3,014) 12/28/23 (14,925,767) 226,668
Soybean Meal (7) 12/14/23 (267,260) 9,028
TOPIX Index (33) 12/07/23 (5,130,855) 49,656
U.S. Treasury 10 Year Ultra Note (364) 12/19/23 (40,603,063) 142,235
Wheat (20) 12/14/23 (540,500) 57,838
Total
2,593,365
Total Futures Contracts
$ (1,342,388)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
—
At September 30, 2023, the
Fund
had the following forward foreign
currency exchange contracts:
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
USD 10,735,611 BRL 52,900,000 10/3/2023 $ 213,019
AUD 50,608,000 USD 32,444,407 12/20/2023 186,111
CAD 2,508,000 USD 1,839,296 12/20/2023 9,612
CHF 207,000 USD 227,226 12/20/2023 990
COP 30,866,000,000 USD 7,338,564 12/20/2023 76,221
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
**End swaps header**
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Gain
Morgan Stanley Co., Inc.
(continued)
EUR 962,000 USD 1,015,557 12/20/2023 $ 5,448
GBP 3,590,000 USD 4,365,409 12/20/2023 17,302
HUF 33,400,000 USD 88,296 12/20/2023 1,218
MXN 226,672,000 USD 12,657,102 12/20/2023 173,699
NOK 246,200,000 USD 22,827,492 12/20/2023 241,181
NZD 46,260,000 USD 27,224,500 12/20/2023 502,369
SEK 283,907,000 USD 25,785,940 12/20/2023 307,562
USD 16,114,159 CAD 21,732,000 12/20/2023 93,234
USD 2,016,800 CHF 1,780,000 12/20/2023 54,364
USD 1,560,133 CLP 1,370,000,000 12/20/2023 27,967
USD 8,027,714 CZK 183,788,000 12/20/2023 78,584
USD 36,721,614 EUR 34,102,000 12/20/2023 527,967
USD 3,061,360 GBP 2,463,250 12/20/2023 54,196
USD 1,656,873 HUF 613,636,000 12/20/2023 12,292
USD 22,059,284 IDR 337,860,000,000 12/20/2023 256,503
USD 22,284,289 INR 1,859,000,000 12/20/2023 2,749
USD 92,759,946 JPY 13,542,949,000 12/20/2023 904,394
USD 18,416,345 KRW 24,400,000,000 12/20/2023 298,906
USD 1,283,002 MXN 22,500,000 12/20/2023 9,386
USD 18,123,651 NOK 193,200,000 12/20/2023 21,020
USD 8,149,203 PLN 35,332,000 12/20/2023 87,449
USD 12,575 ZAR 239,000 12/20/2023 43
TOTAL
$ 4,163,786
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty Currency Purchased Currency Sold Settlement Date Unrealized Loss
Morgan Stanley Co., Inc.
BRL 52,900,000 USD 10,806,284 10/3/2023 (283,692)
BRL 53,940,000 USD 10,814,438 11/3/2023 (132,635)
AUD 380,000 USD 245,480 12/20/2023 (467)
CAD 11,448,000 USD 8,452,844 12/20/2023 (13,330)
CHF 210,000 USD 236,240 12/20/2023 (4,716)
CZK 106,789,000 USD 4,698,773 12/20/2023 (79,974)
EUR 5,730,000 USD 6,157,191 12/20/2023 (75,742)
GBP 52,334,000 USD 65,338,223 12/20/2023 (1,448,303)
HUF 2,024,525,000 USD 5,470,867 12/20/2023 (45,016)
JPY 3,688,276,000 USD 25,401,644 12/20/2023 (385,775)
MXN 6,031,000 USD 346,823 12/20/2023 (5,438)
PLN 40,001,000 USD 9,309,260 12/20/2023 (182,174)
USD 16,519,368 AUD 25,700,000 12/20/2023 (51,220)
USD 55,692,248 CAD 75,940,000 12/20/2023 (291,044)
USD 4,581,938 CLP 4,140,000,000 12/20/2023 (48,114)
USD 3,293,933 CZK 76,247,000 12/20/2023 (3,873)
USD 25,102,527 EUR 23,669,000 12/20/2023 (18,211)
USD 1,112,935 GBP 916,000 12/20/2023 (5,328)
USD 2,068,544 HUF 772,000,000 12/20/2023 (463)
USD 1,717,391 IDR 26,640,000,000 12/20/2023 (1,741)
USD 1,851,989 KRW 2,500,000,000 12/20/2023 (4,306)
USD 73,704 MXN 1,320,000 12/20/2023 (1,015)
USD 25,063,162 NOK 268,200,000 12/20/2023 (66,886)
USD 25,901,082 SEK 286,749,600 12/20/2023 (453,680)
USD 12,894,533 ZAR 249,624,000 12/20/2023 (195,415)
TOTAL
$ (3,798,558)
ADDITIONAL INVESTMENT INFORMATION ( continued )

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
Payments Made by the
Fund
(a)
Payments Received by
the Fund
Termination
Date
Notional Amounts
(000's) Value
Upfront Premium
(Received) Paid
Unrealized
Appreciation/
(Depreciation)
3 Month BBSW
(b)
4.500% 12/20/2024 AUD 276,220 $ (147,511) $ (288,513) $ 141,002
1 Day CORRA
(c)
0.000 12/20/2024 CAD 276,700 489,657 – 489,657
1 Day SOFR
(c)
0.000 12/20/2024 CHF 96,150 (233,413) (214,173) (19,240)
1 Day ESTRON
(c)
0.000 12/20/2024 EUR 384,050 (813,333) (585,799) (227,534)
1 Day SONIO
(c)
0.000 12/20/2024 GBP 65,560 (73,767) – (73,767)
3 Month STIBOR
(c)
4.500 12/20/2024 SEK 1,224,350 (277,345) (237,480) (39,865)
1 Day SOFR
(c)
0.000 12/20/2024 USD 831,260 569,995 – 569,995
1 Day ESTRON
(c)
0.000 12/20/2025 EUR 207,420 (284,206) (144,878) (139,328)
1 Day SONIO
(c)
0.000 12/20/2025 GBP 6,540 (26,098) (7,988) (18,110)
1 Day SOFR
(c)
0.000 12/20/2025 USD 116,170 130,494 (1,333) 131,828
6 Month PRIBOR
(d)
4.000 3/20/2029 CZK 631,080 413,000 – 413,000
6.250%
(d)
BUBORON 3/20/2029 HUF 4,138,260 (282,021) – (282,021)
1 Month TIIE
(e)
9.000 3/20/2029 MXN 516,410 342,106 (352,193) 694,299
4.250
(c)
6 Month WIBOR 3/20/2029 PLN 95,910 (153,901) – (153,901)
8.750
(b)
3 Month JIBAR 3/20/2029 ZAR 276,430 (176,261) 62,174 (238,435)
1 Day CORRA
(d)
0.000 12/20/2033 CAD 24,490 551,392 – 551,392
0.000
(c)
1 Day SOFR 12/20/2033 CHF 14,370 (82,278) – (82,278)
0.000
(c)
1 Day ESTRON 12/20/2033 EUR 138,710 (2,241,344) – (2,241,344)
0.000
(c)
1 Day SONIO 12/20/2033 GBP 7,590 (58,028) 49,265 (107,293)
3 Month STIBOR
(c)
3.250 12/20/2033 SEK 162,310 219,634 – 219,634
1 Day SOFR
(c)
0.000 12/20/2033 USD 70,470 1,343,137 (81,221) 1,424,358
1 Day ESTRON
(c)
0.000 12/20/2053 EUR 46,940 396,210 (989,116) 1,385,326
1 Day SONIO
(c)
0.000 12/20/2053 GBP 6,340 268,765 – 268,765
0.000
(c)
1 Day SOFR 12/20/2053 USD 37,030 (1,474,027) 326,237 (1,800,265)
TOTAL $ (1,599,143) $ (2,465,018) $ 865,875
(a)
Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to
September 30, 2023.
(b)
Payments made quarterly.
(c)
Payments made annually.
(d)
Payments made semi-annually.
(e)
Payments made monthly.
Investment Abbreviations:
BBSW — Bank Bill swap Rate
BUBORN — Budapest Interbank Offered Rate
CORRA — Canadian Overnight Repo Rate Average
ESTRON — Euro Short-Term Rate
JIBAR — Johannesburg Interbank Agreed Rate
PRIBOR — Prague Interbank Offered Rate
SOFR — Secured Overnight Financing Rate
SONIO — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate
TIIE — Interbank Equilibrium Interest Rate
WIBOR — Warsaw Interbank Offered Rate
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand
ADDITIONAL INVESTMENT INFORMATION ( continued )
**End swaps header** (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments— The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are
valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of
Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter
(“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within
Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
A forward foreign currency exchange contract is a contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
B. Level 3 Fair Value Investments— To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
C. Fair Value Hierarchy— The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of
September 30, 2023:
For further information regarding security characteristics, see the Schedules of Investments.
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”)
may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial reporting and disclosure standards, and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls
(including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to
MANAGED FUTURES STRATEGY FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Investment Companies $ 285,045,919 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
(a)
Forward Foreign Currency Exchange Contracts $ — $ 4,163,786 $ —
Futures Contracts 8,824,156 — —
Interest Rate Swap Contracts — 6,289,256 —
Total
$ 8,824,156 $ 10,453,042 $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Forward Foreign Currency Exchange Contracts
(a)
$ — $ (3,798,558) $ —
Futures Contracts
(a)
(10,166,544) — —
Interest Rate Swap Contracts
(a)
— (5,423,381) —
Total
$ (10,166,544) $ (9,221,939) $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value.
Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in the general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments.
A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman
Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the
Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Alternative Funds I
Consolidated Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Tax Risk — Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly- owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code.
However, the Managed Futures Strategy Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion, or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.
The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Managed Futures Strategy Fund has obtained an opinion of counsel that the Fund’s income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the income from investments in the Subsidiary was not “qualifying income”, in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deductions for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)